S000006639 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Securitized Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	8.49%	0.22%	1.67%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	8.67%	1.41%	2.74%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.66%	(0.80%)	0.46%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	0.10%	1.08%